16. Inventories (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SummaryOfInventoriesLineItems [Line Items]
Inventories	$ 1,926,863	$ 1,937,198
Supplies and spare-parts
SummaryOfInventoriesLineItems [Line Items]
Inventories	1,854,336	1,925,654
Advance to suppliers
SummaryOfInventoriesLineItems [Line Items]
Inventories	$ 72,527	$ 11,544